Cover	12 Months Ended
Sep. 30, 2023
Cover [Abstract]
Entity Registrant Name	Tyson Foods, Inc.
Document Type	DEF 14A
Entity Information [Line Items]
Entity Central Index Key	0000100493
Document Information [Line Items]
Amendment Flag	false
Document Type	DEF 14A